Other Non-Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Non-Current Assets
Schedule of other non-current assets

Other non-current assets consist of the following at December 31 (in thousands):

	December 31,	December 31,
	2022	2021
Security deposits	$1,882	$1,883
Restricted cash	4,014	4,000
Other long-term assets	1,639	2,610
Total other non-current assets	$7,535	$8,493

Schedule of property and equipment, net

The following table summarizes the Company’s property and equipment, net (in thousands):

	June 30,	December 31,
	2023	2022
Property and equipment, gross	$44,526	$42,385
Less: accumulated depreciation and amortization	(15,317)	(11,054)
Property and equipment, net	$29,209	$31,331

	December 31,	December 31,
	2022	2021
Software	$14,746	$3,831
Leasehold improvements	13,793	4,212
Machinery and equipment	9,663	6,861
Furniture and fixtures	2,121	42
Construction in progress	1,937	5,086
Other	125	47
	42,385	20,079
Less: accumulated depreciation and amortization	(11,054)	(5,376)
Property and equipment, net	$31,331	$14,703